STATEMENT OF NET ASSET AVAILABLE FOR BENEFIT - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investment in Master Trust	$ 4,145,027,310	$ 3,760,133,986
Notes receivable from participants	22,880,713	27,780,268
Net assets available for benefits	$ 4,167,908,023	$ 3,787,914,254